SCHEDULE OF CONTRACT LIABILITIES (Details) - Mango Financial Group Limited [Member] - HKD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
At beginning of the fiscal year/period	$ 30,000
Billed during the fiscal year/period	7,243,440	360,000
Revenue recognized during the fiscal year/period (Note 14)	(859,525)	(330,000)
At end of the fiscal year/period	$ 6,413,915	$ 30,000